RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2017	2016
	US Dollars in thousands

Trade accounts receivable	231	227
Trade accounts payable	73	1
Controlling shareholder loans	1,442	-

b.	Transactions with related parties:

	Year ended December 31,
	2017	2016	2015
	US Dollars in thousands

Revenues	604	508	644

Purchases ,Selling, general and administrative expenses	469	336	340
Loans from Controlling shareholder	1,442	-	-